Quarterly Results Of Operations (Details) - USD ($)	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 10,151,389	$ 9,862,578	$ 7,587,091	$ 11,462,125	$ 13,455,001	$ 11,748,888	$ 14,679,034	$ 30,999,170	$ 39,063,183	$ 70,882,093	$ 84,411,224
Income (loss) before provision for income taxes	913,190	(1,730,795)	(12,013,161)	(5,167,118)	(848,681)	(496,946)	627,207	14,875,761
Net income (loss)	$ 737,190	$ (786,795)	$ (7,438,161)	$ (2,799,118)	$ (887,681)	$ (728,946)	$ 704,207	$ 10,233,761	$ (10,286,884)	$ 9,321,341	$ 25,001,462
Earnings (loss) per share	$ 0.05	$ (0.05)	$ (0.44)	$ (0.17)	$ (0.05)	$ (0.04)	$ 0.04	$ 0.61	$ (0.61)	$ 0.56	$ 1.49